Leasing (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Leasing [Abstract]
Right of use assets	$ 624,945
Lease liabilities current	187,214
Lease liabilities non current	$ 439,854
Weighted average remaining lease term	6 years 29 days
Weighted average discount rate	3.65%
Lease expenses	$ 191,270